SCHEDULE OF SEGMENTS INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues, net	$ 1,066,919	$ 672,786	$ 3,297,689	$ 1,512,351	$ 2,708,560	$ 3,066,233
Operating expenses	1,802,174	1,206,690	4,689,682	3,557,647	5,278,019	3,093,171
Hotel operating costs	447,419	404,322	1,387,993	1,334,041	1,739,948	744,594
Total operating costs and expenses	1,802,174	1,206,690	4,689,682	3,557,647	5,278,019	3,093,171
Loss from operations	(735,255)	(533,904)	(1,391,993)	(2,045,296)	(2,569,459)	(26,938)
Total assets	4,280,077		4,280,077		5,050,884	11,660,346
Advertising and Product [Member]
Product Information [Line Items]
Total revenues, net					823,930	2,406,988
Cost of goods sold					171,345	316,750
Operating expenses					1,526,246	1,344,543
Loss from operations					(873,661)	745,695
Total assets					410,754	8,914,211
Pharmacies [Member]
Product Information [Line Items]
Total revenues, net	273,416	164,735	802,118	517,674	789,347	280,447
Cost of goods sold	126,459	124,992	446,967	395,096	578,092	218,735
Operating expenses	115,006	144,164	361,200	467,315	622,835	252,513
Loss from operations	31,951	(104,421)	(6,049)	(344,737)	(411,580)	(190,801)
Total assets	726,904		726,904		758,675	931,706
Hotel [Member]
Product Information [Line Items]
Total revenues, net	169,462	169,724	892,409	623,661	856,884	378,798
Operating expenses	61,859	141,197	106,219	300,501	310,902	216,036
Hotel operating costs	447,419	404,322	1,387,993	1,334,041	1,739,948	744,594
Loss from operations	(339,816)	(375,795)	(601,803)	(1,010,881)	(1,193,966)	(581,832)
Total assets	449,903		449,903		970,385	1,814,429
Manufactue And Sale [Member]
Product Information [Line Items]
Total revenues, net					238,399
Manufacture and Sale [Member]
Product Information [Line Items]
Total revenues, net	415,342		538,494
Cost of goods sold	315,555		322,207		353,723
Operating expenses	246,750		448,398		(25,072)
Loss from operations	(146,963)		(232,111)		(90,252)
Total assets	2,814,895		2,814,895		2,911,070
Product S [Member]
Product Information [Line Items]
Total revenues, net	208,699	338,327	1,064,668	371,016
Cost of goods sold	67,709	90,391	367,237	98,809
Operating expenses			1,249,461	961,885
Loss from operations	(280,427)	$ (53,688)	(552,030)	$ (689,678)
Total assets	$ 288,375		$ 288,375		$ 410,754